Interest expense (Tables)	12 Months Ended
Dec. 31, 2017
Interest expense.
Detail of main items of interest expense and similar charges

	Millions of euros
	2017	2016	2015
Central banks deposits	216	127	79
Credit institution deposits	2,045	1,988	2,277
Customer deposits	11,074	12,886	12,826
Debt securities issued and Subordinated liabilities	6,651	7,767	7,899
Marketable debt securities	5,685	6,822	6,965
Subordinated liabilities (Note 23)	966	945	934
Provisions for pensions (Note 25)	198	201	270
Other interest	1,561	1,098	1,035
	21,745	24,067	24,386